Share-Based Compensation Plans - Summary of Company's Share Awards (Detail) - $ / shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in usd per share)	$ 149.45	$ 148.69	$ 140.04
Deferred Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units beginning balance (in usd per share)	148.69	140.04
Granted (in usd per share)	0	0
Vested (in usd per share)	147.26	133.05
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	149.45	148.69	140.04
Unvested units beginning balance (in usd per share)	304.22	241.75
Granted (in usd per share)	0	0
Vested (in usd per share)	367.96	304.22
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	$ 367.96	$ 304.22	$ 241.75
Unvested units beginning balance (in shares)	6	13
Granted (in shares)	0	0
Vested (in shares)	(2)	(7)
Forfeited (in shares)	0	0
Unvested units ending balance (in shares)	4	6	13
Matching Equity Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested units beginning balance (in usd per share)	$ 0.00	$ 0.00
Granted (in usd per share)	0	0
Vested (in usd per share)	0.00	0.00
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	0.00	0.00	$ 0.00
Unvested units beginning balance (in usd per share)	167.15	111.23
Granted (in usd per share)	0	0
Vested (in usd per share)	243.41	193.83
Forfeited (in usd per share)	0	0
Unvested units ending balance (in usd per share)	$ 219.73	$ 167.15	$ 111.23
Unvested units beginning balance (in shares)	27	36
Granted (in shares)	0	0
Vested (in shares)	(13)	(9)
Forfeited (in shares)	0	0
Unvested units ending balance (in shares)	14	27	36